Income Taxes (Details) - Schedule of Uncertain Tax Positions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Uncertain Tax Positions [Abstract]
Beginning balance	$ 1,606	$ 1,563
Additions based on tax positions related to the prior year	2,592	43
Additions based on tax positions related to the current year	126
Reduction based on tax position related to settlements with taxing authorities	(62)
Reductions based on tax position related to a lapse of the applicable statute of limitation	(20)
Ending balance	$ 4,242	$ 1,606